Note 3 - Transactions With Related Parties (Details Textual) € in Thousands		6 Months Ended		12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Management Fees Related Parties		$ 10,827,000	$ 9,551,000
Voyage Expenses Related Parties		1,952,000	1,588,000
Due from Related Parties, Current, Total		875,000			$ 4,681,000
Due to Related Parties, Current, Total		$ 203,000			196,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Fees Paid By Vessel-Owning Subsidiary, Percentage		0.60%
Management Fee Per Day, Per Vessel		$ 956	956
Management Fee Per Day, Per Vessel Under Bareboat Charter		478	478
Construction Supervisory Fee		$ 787,400	$ 787,400
Commission Charged on Charter Hire Agreements		0.75%	0.75%
Annual Fee to Related Parties		$ 2,500,000	$ 2,500,000
Annual Fee to Related Parties, Shares | shares		598,400	598,400
Number of Vessels Under Ship Management Cell		18
Management Fees Related Parties		$ 10,827,000	$ 9,551,000
Voyage Expenses Related Parties		$ 1,742,000	1,367,000
Management Fees Expressed as Gross Revenue		0.75%
Fair Value of Shares Issued to Manager		$ 1,545,000	2,127,000
Stock Issued During Period, Shares, New Issues | shares		299,200
Working Capital Security		$ 1,800,000
Working Capital Security Per Vessel		75,000
Total Charges by Manager to Companys Affiliates		2,046,000	3,592,000
Due from Related Parties, Current, Total		875,000			4,681,000
Due to Related Parties, Current, Total		203,000			196,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End		$ 1,250,000	1,250,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Subsequent Event [Member]
Fees Paid By Vessel-Owning Subsidiary, Percentage	1.10%
Commission Charged on Charter Hire Agreements	1.25%
SCSC Chairman and CEO [Member]
Percentage Ownership		70.00%
SCSC GM [Member]
Percentage Ownership		30.00%
Shanghai Costamare Ship Management Co Ltd [Member]
Due to Related Parties, Current, Total		$ 0			$ 0
Number Vessels Managed		16			15
Blue Net Chartering GmbH & Co. KG [Member]
Annual Fee to Related Parties | €				€ 10,364
Voyage Expenses Related Parties		$ 210,000	$ 221,000
Percentage Ownership		50.00%
Annual Fee to Related Parties, Chartered in Current Period | €				€ 1,139